Provisions - Change in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Balance on beginning	R$ 57,449
Balance on ending	70,452	R$ 57,449
Provision for legal and administrative proceedings
Provisions
Balance on beginning	28,118	21,682
Consitution / increase in provision	38,555	25,932
payment	(27,305)	(19,496)
Balance on ending	39,368	28,118
Labor
Provisions
Balance on beginning	3,788	3,312
Consitution / increase in provision	3,429	1,029
payment	(1,235)	(553)
Balance on ending	5,982	3,788
Civil
Provisions
Balance on beginning	24,330	18,370
Consitution / increase in provision	35,126	24,903
payment	(26,070)	(18,943)
Balance on ending	33,386	24,330
Provision for expected credit losses on loan commitments (a)
Provisions
Balance on beginning	29,331
Balance on ending	R$ 31,084	R$ 29,331